Other operational gain	6 Months Ended
Jun. 30, 2018
Component of Operating Income [Abstract]
Other operational gain

9.       Other operational gain:

During the six-month period ended June 30, 2017, the Company recognized other operational gain of $2,461, mainly consisting of $2,141 resulting from a cash settlement of a commercial dispute, compared to $41 for the six-month period ended June 30, 2018.